Long-Term Investments and Variable Interest Entities - Long-Term Investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Cost-method investments	$ 20	$ 22
Other long-term investments	51	0
Long-term investments	$ 71	$ 22